MINERAL PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
MINERAL PROPERTY, PLANT, AND EQUIPMENT [Text Block]

4. MINERAL PROPERTY, PLANT, AND EQUIPMENT

	Property and equipment	Construction in progress(1)	Mineral property	Exploration and evaluation assets	Total
Cost
At December 31, 2019	$2,471	$-	$-	$4,226	$6,697
Additions	1,808	27,071	-	2,362	31,241
Transfers	(232)	232	4,092	(4,092)	-
Effect of foreign currency translation	134	1,465	220	(8)	1,811
At December 31, 2020	4,181	28,768	4,312	2,488	39,749
Additions	9,553	60,598	57,973	-	128,124
Transfers	5,083	(5,083)	-	-	-
At December 31, 2021	$18,817	$84,283	$62,285	$2,488	$167,873

Accumulated depreciation
At December 31, 2019	$(317)	$-	$-	$-	$(317)
Depreciation for the year	(395)	-	-	-	(395)
Effect of foreign currency translation	(28)	-	-	-	(28)
At December 31, 2020	(740)	-	-	-	(740)
Depreciation for the year	(1,447)	-	-	-	(1,447)
At December 31, 2021	$(2,187)	$-	$-	$-	$(2,187)

Carrying amounts
At December 31, 2020	$3,441	$28,768	$4,312	$2,488	$39,009
At December 31, 2021	$16,630	$84,283	$62,285	$2,488	$165,686

Effective December 29, 2020, the Company determined that the technical feasibility and commercial viability of the Las Chispas Project had been demonstrated based on the substantial amount of work that had been completed on the Las Chispas Feasibility Study, at that time. The Company received the approval of the Board of Directors to enter into an engineering, procurement, and construction ("EPC") agreement to commence the construction of the process plant. Accordingly, the Company transferred the capitalized costs of the Las Chispas Project from exploration and evaluation assets to mineral property and began to capitalize development costs.

On December 31, 2020, the Company's subsidiary entered into the EPC agreement with Ausenco Engineering Canada Inc. and its affiliate ("Ausenco") to construct a 1,250 tonne per day process plant at Las Chispas. The EPC agreement has a fixed price of $76,455 and at December 31, 2021, the Company had incurred $68,580 in milestone payments (2020 - $23,151) which were recorded as construction in progress.

At December 31, 2021, the Company had committed to incur an additional $8,930 (note 11), including $7,875 to Ausenco, of costs related to construction in progress.